Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilties - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of deferred income tax [Abstract]
Deferred income tax assets	$ 262	$ 259
Deferred income tax liabilities	(484)	(659)
Net deferred income tax liabilities	$ (222)	$ (400)